Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 01, 2020
Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2020
Document Effective Date	May 01, 2020
Prospectus Date	Aug. 28, 2019
Baillie Gifford Multi Asset Fund | Institutional Class
Prospectus:
Trading Symbol	BGBIX
Baillie Gifford Multi Asset Fund | Class K
Prospectus:
Trading Symbol	BGBKX